UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22409

Tortoise MLP Fund, Inc.
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of Principal Executive Offices) (Zip code)

David J. Schulte, 11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: June 30, 2012

Item 1.  Proxy Voting Record

Company Name	Meeting Date	CUSIP	Ticker
Buckeye Partners, L.P.	June 5, 2012	118230101	BPL

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1) Pieter Bakker
2) C. Scott Hobbs
3) Mark C. McKinley

For	For	The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s Independent Registered Public Accountants for 2012	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Markwest Energy Partners L.P.	June 1, 2012	570759100	MWE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1) Frank M. Semple
2) Donald D. Wolf
3) Keith E. Bailey
4) Michael L. Beatty
5) Charles K. Dempster
6) Donald C. Heppermann
7) Randall J. Larson
8) Anne E. Fox Mounsey
9) William P. Nicoletti

For	For	To approve an amendment to the partnership's 2008 Long-Term Incentive Plan to increase the number of common units available for issuance under the plan from 2.5 million to 3.7 million	Issuer

For	For	Ratification of Deloitte & Touche LLP as the Partnership's Independent Registered Public Accountants for the fiscal year ending December 31, 2012	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Copano Energy, L.L.C.	May 17, 2012	217202100	CPNO

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Election of Directors:	Issuer
1) James G. Crump
2) Ernie L. Danner
3) Scott A. Griffiths
4) Michael L. Johnson
5) Michael G. MacDougall
6) R. Bruce Northcutt
7) T. William Porter
8) William L. Thacker

For	For	Ratification of Deloitte & Touche LLP as Independent Registered Public Accounting Firm for 2012	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Holly Energy Partners LP	April 25, 2012	435763107	HEP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
Approve an Amendment and Restatement of the Holly Energy Partners, L.P. Long-Term Incentive Plan (as it has been amended from time to time, the LTIP), which, among other things, provides for an increase in the maximum number of common units reserved and available for delivery with respect to awards under the LTIP to 1,250,000 Common Units (the "LTIP Proposal")
Issuer

For	For
Approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at the time of the special meeting to approve the LTIP Proposal
Issuer

Company Name	Meeting Date	CUSIP	Ticker
Regency Energy Partners LP	December 16, 2011	75885Y107	RGP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	Approval of the terms of the Regency Energy Partners LP 2011 Long-Term Incentive Plan, which provides for awards of options, all as more fully described in the Proxy Statement	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE MLP FUND, INC.

Date: August 27, 2012	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer